Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Investments measured at fair value on a recurring basis consisted of the following types of instruments:

	December 31, 2025
(amounts in thousands)	Fair value measurements using input type
	Level 1	Level 2	Total
Employer-related common stock funds	$141,714	$—	$141,714
Common/collective trust funds	—	2,169,797	2,169,797
Mutual funds	107,789	—	107,789
Total investments measured at fair value	$249,503	$2,169,797	$2,419,300

	December 31, 2024
(amounts in thousands)	Fair value measurements using input type
	Level 1	Level 2	Total
Employer-related common stock funds	$140,615	$—	$140,615
Common/collective trust funds	—	1,212,844	1,212,844
Mutual funds	707,289	—	707,289
Total investments measured at fair value	$847,904	$1,212,844	$2,060,748